Average Annual Total Returns - Administrative Class - PIMCO International Bond Portfolio US Dollar-Hedged	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	5.56%	4.77%	5.28%	3.94%	4.40%	4.35%